File No.  2-92487
                                                                      811-4078
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                  Pre-Effective Amendment No. __                           |_|

                  Post-Effective Amendment No. 25                          |X|
                                               --

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                  Amendment No. 27                                         |X|
                                --

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                          SELIGMAN FRONTIER FUND, INC.
               (Exact name of registrant as specified in charter)
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                    100 PARK  AVENUE,  NEW  YORK,  NEW YORK  10017
                  (Address  of principal executive offices)
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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450
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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)
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         It is  proposed  that this  filing  will  become  effective
  (check the appropriate box).

|_|   immediately upon filing pursuant to paragraph (b) of rule 485


|X|   on January 31, 1999 (pursuant to paragraph (b) of rule 485
        ----------------


|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|     on (DATE)      pursuant to paragraph (a)(1) of rule 485
          -------------

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on    (DATE)   pursuant to paragraph (a)(2) of rule 485.
         ----------
If appropriate, check the following box:


|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A to this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed November 10, 1998.

PART B to this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed November 10, 1998.

PART C to this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed November 10, 1998.

                                   SIGNATURES
                                   ----------

           Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of January, 1999.

                                                SELIGMAN FRONTIER FUND, INC.




                                         By: /s/ William C. Morris
                                             -----------------------------------
                                                 William C. Morris, Chairman*


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities indicated on January 19, 1999.


SIGNATURE                            TITLE
---------                            -----



/s/William C. Morris                 Chairman of the Board (Principal
--------------------------            executive officer) and Director
   William C. Morris*


/s/Brian T. Zino                     President and Director
--------------------------
   Brian T. Zino


/s/Thomas G. Rose                    Treasurer (Principal financial
--------------------------            and accounting officer)
   Thomas G. Rose


John R. Galvin, Director       )
Alice S. Ilchman, Director     )
Frank A. McPherson, Director   )
John E. Merow, Trustee         )     /s/ Brian T. Zino
Betsy S. Michel, Trustee       )     ---------------------------------------
James C. Pitney, Trustee       )     *By: Brian T. Zino, Attorney-in-fact
James C. Pitney, Director      )
James Q. Riordan, Director     )
Richard R. Schmaltz, Director  )
Robert L. Shafer, Director     )
James N. Whitson, Director     )